Account Payables and Accrued Expenses - recognize the contract liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Account Payables and Accrued Expenses
Year 1 after the year-end (included in current liabilities)	$ 1,864	$ 2,767
Contract liabilities, revenue	$ 1,864	$ 2,767	$ 4,637